FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income, Nonoperating [Abstract]
Short-term interest income, (expenses) commissions and other	$ 64	$ 258	$ 46
Gains in respect of marketable securities	166	397	115
Interest income (expenses) in respect of long-term loans	(528)	1	225
Interest income in respect of deposits	640	1,415	1,944
Income (expenses) related to taxes positions	210	(2,246)
Exchange rate differences and others, net	165	(814)	(274)
Financing income, net	$ 717	$ (989)	$ 2,056